DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Exposure of Trade Receivables by Geographic Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	$ 18,427	$ 19,670
United States [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	8,682	10,201
Euro-zone countries [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	1,789	1,645
United Kingdom [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	185	252
Other European countries [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	21	10
Other regions [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure to credit risk for trade receivables and finance lease income receivable	$ 7,750	$ 7,562